Post-employment benefits - Summary of Pension Costs Recognized in Statement of Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Defined Benefit Plans [Line Items]
Service Cost	$ (2,637)	$ (1,321)	$ (1,849)
Interest cost	(24)	(414)	(156)
Total recognized	(2,661)	(1,735)	(2,005)
Funded
Disclosure Of Defined Benefit Plans [Line Items]
Service Cost	(2,625)	(1,311)	(1,759)
Interest cost	(23)	(413)	(154)
Total recognized	(2,648)	(1,724)	(1,913)
Unfunded
Disclosure Of Defined Benefit Plans [Line Items]
Service Cost	(12)	(10)	(90)
Interest cost	(1)	(1)	(2)
Total recognized	$ (13)	$ (11)	$ (92)